UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2008

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2008 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

COMMON STOCKS: 97.8%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 22.7%
AUTOMOBILES & COMPONENTS: 1.8%
Ford Motor Co.(a)	79,200,000	$453,024,000
General Motors Corp.	27,950,000	532,447,500

		985,471,500
CONSUMER DURABLES & APPAREL: 5.4%
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	69,576,897	1,510,514,434
Sony Corp. ADR(b) (Japan)	34,913,600	1,398,987,952
Thomson ADR(b) (France)	5,987,300	41,731,481

		2,951,233,867
CONSUMER SERVICES: 0.6%
McDonald’s Corp.	5,409,500	301,687,815

MEDIA: 11.8%
Comcast Corp., Class A(c)	139,163,132	2,691,414,973
DISH Network Corp., Class A(a)	7,142,570	205,206,036
Interpublic Group of Companies, Inc.(a),(c)	28,809,300	242,286,213
Liberty Entertainment, Series A(a)	4,041,840	91,507,258
Liberty Global, Inc., Series A(a)	962,207	32,792,015
Liberty Global, Inc., Series C(a)	1,569,340	50,972,163
News Corp., Class A	92,604,026	1,736,325,487
Time Warner, Inc.	101,361,900	1,421,093,838

		6,471,597,983
RETAILING: 3.1%
CarMax, Inc.(a)	7,800,900	151,493,478
Genuine Parts Co.	5,216,888	209,823,235
Home Depot, Inc.	24,205,200	677,019,444
Liberty Interactive, Series A(a)	21,691,925	350,107,670
Macy’s, Inc.	12,575,000	289,979,500

		1,678,423,327

		12,388,414,492
CONSUMER STAPLES: 3.5%
FOOD & STAPLES RETAILING: 3.5%
Wal-Mart Stores, Inc.	30,747,800	1,619,794,104
Walgreen Co.	6,912,975	263,315,218

		1,883,109,322
ENERGY: 8.3%
Baker Hughes, Inc.	10,132,994	694,110,089
Chevron Corp.	12,592,199	1,074,870,107
ConocoPhillips	6,303,500	480,389,735
Occidental Petroleum Corp.	12,655,700	926,017,569
Royal Dutch Shell PLC ADR(b) (United Kingdom)	7,917,864	533,505,676
Schlumberger, Ltd.	9,217,262	801,901,794

		4,510,794,970

	SHARES	VALUE
FINANCIALS: 15.8%
BANKS: 5.8%
Fannie Mae	6,837,695	$179,968,132
HSBC Holdings PLC(b) (United Kingdom)	5,490,300	451,851,690
Wachovia Corp.	69,185,277	1,868,002,479
Wells Fargo & Co.	22,337,800	650,029,980

		3,149,852,281
DIVERSIFIED FINANCIALS: 4.9%
Capital One Financial Corp.(c)	26,301,011	1,294,535,762
Citigroup, Inc.	36,104,500	773,358,390
Legg Mason, Inc.	4,350,500	243,540,990
Liberty Capital, Series A(a)	510,460	8,034,640
SLM Corp.(a),(c)	24,613,382	377,815,414

		2,697,285,196
INSURANCE: 5.1%
AEGON NV(b) (Netherlands)	23,407,488	342,685,624
American International Group, Inc.	26,714,987	1,155,423,188
Chubb Corp.	2,903,800	143,680,024
Genworth Financial, Inc., Class A	7,895,000	178,742,800
Loews Corp.	5,027,200	202,193,984
The Travelers Companies, Inc.	16,053,251	768,148,060

		2,790,873,680

		8,638,011,157
HEALTH CARE: 19.9%
HEALTH CARE EQUIPMENT & SERVICES: 6.9%
Boston Scientific Corp.(a)	45,223,800	582,030,306
Cardinal Health, Inc.(c)	22,998,650	1,207,659,111
Covidien, Ltd.	14,619,200	646,899,600
Health Management Associates, Inc.(c)	15,309,200	80,985,668
UnitedHealth Group, Inc.	10,435,300	358,556,908
WellPoint, Inc.(a)	20,222,590	892,422,897

		3,768,554,490
PHARMACEUTICALS & BIOTECHNOLOGY: 13.0%
Amgen, Inc.(a)	19,197,500	802,071,550
GlaxoSmithKline PLC ADR(b) (United Kingdom)	32,025,900	1,358,858,937
Novartis AG ADR(b) (Switzerland)	29,573,700	1,515,060,651
Pfizer, Inc.	63,564,219	1,330,399,104
Sanofi-Aventis ADR(b) (France)	38,902,900	1,460,414,866
Wyeth	14,843,900	619,881,264

		7,086,686,372

		10,855,240,862
INDUSTRIALS: 6.0%
CAPITAL GOODS: 2.9%
General Electric Co.	24,268,400	898,173,484
Koninklijke Philips Electronics NV(b) (Netherlands)	4,152,800	159,218,352
Masco Corp.	11,214,000	222,373,620
Tyco International, Ltd.	6,818,800	300,368,140

		1,580,133,596

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

COMMON STOCKS (continued)

	SHARES	VALUE
COMMERCIAL SERVICES & SUPPLIES: 0.3%
Pitney Bowes, Inc.	5,526,150	$193,525,773

TRANSPORTATION: 2.8%
FedEx Corp.	12,041,500	1,115,885,805
Union Pacific Corp.	3,202,900	401,579,602

		1,517,465,407

		3,291,124,776
INFORMATION TECHNOLOGY: 16.5%
SOFTWARE & SERVICES: 4.4%
BMC Software, Inc.(a),(c)	9,902,400	322,026,048
Citrix Systems, Inc.(a)	8,020,422	235,238,977
Computer Sciences Corp.(a),(c)	11,478,400	468,203,936
Compuware Corp.(a),(c)	19,328,600	141,871,924
Ebay, Inc.(a)	22,256,500	664,133,960
Electronic Data Systems Corp.(c)	34,227,400	569,886,210

		2,401,361,055
TECHNOLOGY, HARDWARE & EQUIPMENT: 12.1%
EchoStar Corp., Class A(a)	925,556	27,340,924
Hewlett-Packard Co.	54,052,643	2,468,043,680
Hitachi, Ltd. ADR(b) (Japan)	10,339,900	615,224,050
Kyocera Corp. ADR(b) (Japan)	3,466,000	291,351,960
Maxim Integrated Products, Inc.(c)	19,200,000	391,488,000
Molex, Inc.	2,300,000	53,268,000
Molex, Inc., Class A	8,683,630	189,824,152
Motorola, Inc.(c)	139,829,911	1,300,418,172
Sun Microsystems, Inc.(a)	4,543,888	70,566,581
Tyco Electronics, Ltd.	15,083,900	517,679,448
Xerox Corp.(c)	46,592,100	697,483,737

		6,622,688,704

		9,024,049,759
MATERIALS: 3.9%
Cemex SAB de CV ADR(b) (Mexico)	11,124,705	290,577,295
Domtar Corp.(a)	16,402,600	112,029,758
Dow Chemical Co.	33,946,923	1,250,944,112
Rohm and Haas Co.	6,185,700	334,522,656
Vulcan Materials Co.	2,272,500	150,894,000

		2,138,967,821
TELECOMMUNICATION SERVICES: 1.2%
Sprint Nextel Corp.	101,097,189	676,340,194

		676,340,194

TOTAL COMMON STOCKS (Cost $52,238,138,563)		$53,406,053,353

SHORT-TERM INVESTMENTS: 1.9%

	PAR VALUE	VALUE
COMMERCIAL PAPER: 0.3%
CIGNA Corp.(e) 4/1/08	$27,500,000	$27,500,000
Rohm and Haas Co.(e) 4/1/08	50,000,000	50,000,000
WellPoint, Inc.(e) 4/1/08	112,000,000	112,000,000

		189,500,000
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	54,007,410	54,007,410

REPURCHASE AGREEMENT: 1.5%
Fixed Income Clearing Corporation(d) 2.15%, 4/1/08, maturity value $792,197,309	792,150,000	792,150,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,035,657,410)		$1,035,657,410

TOTAL INVESTMENTS (Cost $53,273,795,973)	99.7%	$54,441,710,763
OTHER ASSETS LESS LIABILITIES	0.3%	181,542,875

NET ASSETS	100.0%	$54,623,253,638

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)	Repurchase agreement is collateralized by Fannie Mae 0.00%, 1/30/09; Federal Home Loan Bank 2.555%-2.65%, 11/19/08-2/27/09; and Freddie Mac 0.00%, 12/15/08. Total collateral value is $807,996,494.
(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, all such securities in total represented $189,500,000 or 0.3% of net assets.

ADR: American Depository Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1: Quoted prices in active markets for identical securities
•	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$53,460,060,763
Level 2: Other Significant Observable Inputs	981,650,000
Level 3: Significant Unobservable Inputs	—

Total	$54,441,710,763

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $1,167,914,790, of which $8,046,564,176 represented appreciated securities and $6,878,649,386 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2008. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
BMC Software, Inc.	10,602,400	—	(700,000)	9,902,400	$—	(b)	$322,026,048
Capital One Financial Corp.	22,303,074	3,997,937	—	26,301,011	9,862,879		1,294,535,762
Cardinal Health, Inc.	23,396,450	2,200	(400,000)	22,998,650	2,759,838		1,207,659,111
Comcast Corp., Class A	138,558,560	604,572	—	139,163,132	8,697,696		2,691,414,973
Computer Sciences Corp.	11,677,300	1,100	(200,000)	11,478,400	—	(b)	468,203,936
Compuware Corp.	19,325,400	3,200	—	19,328,600	—	(b)	141,871,924
Electronic Data Systems Corp.	34,224,100	3,300	—	34,227,400	1,711,370		569,886,210
Health Management Associates, Inc.	15,307,700	1,500	—	15,309,200	—	(b)	80,985,668
Interpublic Group of Companies, Inc.	28,806,600	2,700	—	28,809,300	—	(b)	242,286,213
Maxim Integrated Products, Inc.	12,167,100	7,032,900	—	19,200,000	3,203,981		391,488,000
Motorola, Inc.	116,820,111	23,009,800	—	139,829,911	6,741,496		1,300,418,172
SLM Corp.	7,201,100	17,412,282	—	24,613,382	—	(b)	377,815,414
Xerox Corp.	48,387,700	4,400	(1,800,000)	46,592,100	1,980,164		697,483,737

					$34,957,424		$9,786,075,168

(a)	Net of foreign taxes, if any
(b)	Non-income producing

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX INTERNATIONAL STOCK FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

COMMON STOCKS: 95.7%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.3%
AUTOMOBILES & COMPONENTS: 3.2%
Bayerische Motoren Werke AG (Germany)	3,450,000	$190,579,448
Honda Motor Co., Ltd. ADR(b) (Japan)	25,221,300	726,625,653
NGK Spark Plug Co., Ltd.(c) (Japan)	17,040,000	221,547,352
Yamaha Motor Co., Ltd.(c) (Japan)	23,214,500	427,120,716

		1,565,873,169
CONSUMER DURABLES & APPAREL: 5.0%
Consorcio Ara SAB de CV(c) (Mexico)	113,420,000	115,735,238
Corporacion Geo SAB de CV, Series B(a),(c) (Mexico)	47,605,400	152,038,481
Matsushita Electric Industrial Co., Ltd. (Japan)	48,737,072	1,056,100,276
Sony Corp. (Japan)	21,337,600	849,822,151
Thomson(c) (France)	21,885,792	152,029,537
Yamaha Corp. (Japan)	6,941,700	132,733,549

		2,458,459,232
MEDIA: 6.1%
Grupo Televisa SA ADR(b),(c) (Mexico)	36,230,592	878,229,550
Liberty Global, Inc., Series A(a) (United States)	7,701,805	262,477,514
Liberty Global, Inc., Series C(a) (United States)	5,734,971	186,271,858
Naspers, Ltd.(c) (South Africa)	36,006,700	626,010,444
News Corp., Class A (United States)	53,544,892	1,003,966,725
Television Broadcasts, Ltd. (Hong Kong)	9,883,000	53,969,728

		3,010,925,819

		7,035,258,220
CONSUMER STAPLES: 2.9%
FOOD & STAPLES RETAILING: 1.4%
Tesco PLC (United Kingdom)	91,114,379	685,346,523

FOOD, BEVERAGE & TOBACCO: 1.3%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	19,764,582	176,271,098
Cott Corp.(a),(b) (Canada)	2,228,530	7,822,140
Fomento Economico Mexicano SAB de CV ADR(b) (Mexico)	8,120,279	339,265,257
Tiger Brands, Ltd. (South Africa)	7,972,043	131,229,068

		654,587,563
HOUSEHOLD & PERSONAL PRODUCTS: 0.2%
Aderans Holdings Co., Ltd.(c) (Japan)	4,037,000	74,762,259

		1,414,696,345
ENERGY: 7.1%
Royal Dutch Shell PLC ADR(b) (United Kingdom)	13,618,400	939,397,232
Schlumberger, Ltd. (United States)	11,733,000	1,020,771,000
StatoilHydro ASA ADR(b) (Norway)	20,567,289	614,344,922
Total SA (France)	12,522,000	929,938,097

		3,504,451,251

	SHARES	VALUE
FINANCIALS: 26.1%
BANKS: 17.5%
Bangkok Bank PCL Foreign (Thailand)	43,719,100	$193,011,113
Bangkok Bank PCL NVDR (Thailand)	15,000,000	64,316,341
Chinatrust Financial Holding Co., Ltd.(a) (Taiwan)	89,575,000	86,539,484
DBS Group Holdings, Ltd. (Singapore)	20,142,000	263,399,324
Grupo Financiero Banorte SAB de CV (Mexico)	57,834,600	251,548,109
HSBC Holdings PLC (United Kingdom)	75,450,000	1,242,857,738
Kasikornbank PCL NVDR (Thailand)	44,673,673	127,699,875
Kasikornbank PCL Foreign (Thailand)	111,446,527	325,649,690
Kookmin Bank ADR(b) (South Korea)	8,378,100	469,592,505
Mitsubishi UFJ Financial Group ADR(b) (Japan)	67,666,500	588,698,550
Mitsubishi UFJ Financial Group (Japan)	64,100,000	553,029,695
Royal Bank of Scotland Group PLC (United Kingdom)	97,802,916	654,617,854
Shinhan Financial Group Co., Ltd. ADR(b) (South Korea)	3,878,664	409,470,559
Shinsei Bank, Ltd. (Japan)	74,153,000	244,746,559
Standard Bank Group, Ltd. (South Africa)	42,263,847	459,638,879
Standard Chartered PLC (United Kingdom)	26,955,000	921,205,596
The Bank of Yokohama, Ltd.(c) (Japan)	85,515,000	580,795,094
Unicredit SPA (Italy)	155,500,800	1,040,906,000
Yapi ve Kredi Bankasi AS (Turkey)	50,000,000	96,679,907

		8,574,402,872
DIVERSIFIED FINANCIALS: 2.2%
Credit Suisse Group (Switzerland)	16,855,000	857,940,036
Haci Omer Sabanci Holding AS (Turkey)	78,911,180	246,024,514

		1,103,964,550
INSURANCE: 5.4%
AEGON NV (Netherlands)	23,466,087	345,278,564
American International Group, Inc. (United States)	4,610,200	199,391,150
Millea Holdings, Inc. (Japan)	21,221,500	783,458,266
Swiss Life Holding (Switzerland)	1,645,000	457,174,504
Swiss Reinsurance Co. (Switzerland)	9,865,795	861,804,165

		2,647,106,649
REAL ESTATE: 1.0%
Cheung Kong Holdings, Ltd. (Hong Kong)	19,000,000	269,766,725
Hang Lung Group, Ltd. (Hong Kong)	33,489,000	158,136,464
Hang Lung Properties, Ltd. (Hong Kong)	13,176,000	46,642,056

		474,545,245

		12,800,019,316

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

COMMON STOCKS (continued)

	SHARES	VALUE
HEALTH CARE: 9.2%
HEALTH CARE EQUIPMENT & SERVICES: 0.8%
Mediceo Paltac Holdings Co., Ltd.(c) (Japan)	22,667,900	$410,696,503

PHARMACEUTICALS & BIOTECHNOLOGY: 8.4%
Chugai Pharmaceutical Co., Ltd. (Japan)	20,867,800	235,935,098
Cipla, Ltd. (India)	17,294,598	94,404,710
GlaxoSmithKline PLC ADR(b) (United Kingdom)	25,771,600	1,093,488,988
Novartis AG ADR(b) (Switzerland)	28,450,000	1,457,493,500
Sanofi-Aventis (France)	16,345,500	1,226,274,421

		4,107,596,717

		4,518,293,220
INDUSTRIALS: 9.7%
CAPITAL GOODS: 6.9%
Koninklijke Philips Electronics NV (Netherlands)	17,685,000	676,505,771
Nexans SA (France)	951,122	112,168,227
Schneider Electric SA (France)	9,778,000	1,265,216,975
Toto, Ltd.(c) (Japan)	37,907,000	358,610,564
Volvo AB (Sweden)	44,608,000	675,668,353
Wienerberger AG(c) (Austria)	6,164,876	327,897,710

		3,416,067,600
TRANSPORTATION: 2.8%
Deutsche Post AG (Germany)	18,050,000	551,405,639
Nippon Yusen Kabushiki Kaisha (Japan)	27,950,000	262,451,846
TNT NV (Netherlands)	14,645,249	544,041,106

		1,357,898,591

		4,773,966,191
INFORMATION TECHNOLOGY: 11.9%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 1.6%
Chartered Semiconductor Manufacturing, Ltd.(a),(c) (Singapore)	200,000,000	105,343,456
Infineon Technologies AG(a),(c) (Germany)	80,977,800	568,904,033
Qimonda AG ADR(a),(b),(c) (Germany)	22,470,300	96,846,993

		771,094,482
TECHNOLOGY, HARDWARE & EQUIPMENT: 10.3%
Alcatel-Lucent (France)	42,700,000	244,033,514
Brother Industries, Ltd.(c) (Japan)	21,577,300	221,877,333
Epcos AG(c) (Germany)	7,828,100	118,519,006
Fujifilm Holdings Corp. (Japan)	13,886,100	491,752,939
Fujitsu, Ltd. (Japan)	40,000,000	261,637,239
Hirose Electric Co., Ltd. (Japan)	562,300	63,123,365
Hitachi, Ltd. (Japan)	146,318,000	867,515,429
Kyocera Corp. (Japan)	9,097,100	763,871,659
Motorola, Inc. (United States)	57,770,000	537,261,000
Murata Manufacturing Co., Ltd. (Japan)	3,300,000	163,874,398
Nokia Oyj (Finland)	23,592,500	746,422,476

	SHARES	VALUE
Nortel Networks Corp.(a),(b),(c) (Canada)	32,265,705	$215,857,566
Seiko Epson Corp.(c) (Japan)	13,475,000	362,965,239

		5,058,711,163

		5,829,805,645
MATERIALS: 11.3%
Akzo Nobel NV (Netherlands)	4,286,100	343,882,431
Arkema(a),(c) (France)	5,960,263	333,293,626
BASF SE (Germany)	4,505,400	606,801,051
Bayer AG (Germany)	13,777,000	1,104,051,417
Cemex SAB de CV AD(b) (Mexico)	30,718,482	802,366,750
Lafarge SA (France)	6,784,625	1,179,947,822
Lanxess AG(c) (Germany)	9,262,359	371,861,312
Makhteshim-Agan Industries, Ltd.(c) (Israel)	19,979,991	146,035,983
Norsk Hydro ASA ADR(b) (Norway)	24,990,500	366,110,825
Norsk Hydro ASA (Norway)	9,412,300	137,145,456
Siam Cement PCL Foreign (Thailand)	7,500,000	51,929,490
Siam Cement PCL NVDR (Thailand)	10,500,000	71,367,318

		5,514,793,481
TELECOMMUNICATION SERVICES: 3.1%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	84,633,150	158,552,027
KT Corp. ADR(b) (South Korea)	8,691,553	206,424,384
Telefonica SA ADR(b) (Spain)	4,500,600	389,346,906
Telekomunik Indonesia ADR(b) (Indonesia)	5,753,047	241,282,791
Vodafone Group PLC ADR(b) (United Kingdom)	17,136,562	505,699,944

		1,501,306,052
UTILITIES: 0.1%
Centrica PLC (United Kingdom)	12,361,651	73,171,341

		73,171,341
TOTAL COMMON STOCKS (Cost $47,465,988,565)		$46,965,761,062

PREFERRED STOCKS: 1.9%
CONSUMER DISCRETIONARY: 0.3%
RETAILING: 0.3%
Ultrapar Participacoes SA ADR(b) (Brazil)	4,519,785	$155,796,989

		155,796,989
CONSUMER STAPLES: 0.6%
FOOD & STAPLES RETAILING: 0.6%
Sadia SA ADR(b) (Brazil)	16,466,401	292,937,274

		292,937,274
ENERGY: 1.0%
Petroleo Brasileiro SA ADR(b) (Brazil)	5,728,400	485,138,196

		485,138,196

TOTAL PREFERRED STOCKS (Cost $325,784,016)		$933,872,459

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

SHORT-TERM INVESTMENTS: 2.0%

	PAR VALUE	VALUE
COMMERCIAL PAPER: 0.4%
CIGNA Corp.(e) 4/1/08	$20,000,000	$20,000,000
Rohm and Haas Co.(e) 4/1/08	50,000,000	50,000,000
WellPoint, Inc.(e) 4/1/08	106,000,000	106,000,000

		176,000,000
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	48,917,478	48,917,478

REPURCHASE AGREEMENT: 1.6%
Fixed Income Clearing Corporation(d) 2.15%, 4/1/08, maturity value $785,007,880	784,961,000	784,961,000

TOTAL SHORT-TERM INVESTMENTS (Cost $1,009,878,478)		$1,009,878,478

TOTAL INVESTMENTS (Cost $48,801,651,059)	99.6%	$48,909,511,999
OTHER ASSETS LESS LIABILITIES	0.4%	189,711,233

NET ASSETS	100.0%	$49,099,223,232

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities
(d)

Repurchase agreement is collateralized by Fannie Mae 0.00%-5.25%, 1/15/09-1/30/09; Federal Home Loan Bank 2.555%-5.25%, 11/19/08-1/16/09; and Freddie Mac, 0.00-3.625%, 9/15/08-10/31/08. Total collateral value is $800,668,800.

(e)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, all such securities in total represented $176,000,000 or 0.4% of net assets.

ADR: American Depository Receipt

NVDR: Non Voting Depository Receipt

Forward Foreign Currency Contracts

Contracts to Sell	Settlement Date	Value	Unrealized Appreciation/ (Depreciation)
1,135,000,000 EUR	April 2008	$1,791,065,213	($120,762,013)
175,000,000 EUR	May 2008	275,898,229	(17,396,979)
1,305,000,000 EUR	June 2008	2,053,866,411	(53,867,411)
670,000,000 EUR	July 2008	1,052,994,804	(1,544,804)
475,000,000 GBP	June 2008	937,573,607	9,482,768

		$6,111,398,264	($184,088,439)

Value of contracts to sell as a percentage of net assets: 12.4%

Currency Abbreviations

EUR—Euro

GBP—British Pound Sterling

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below.

•	Level 1: Quoted prices in active markets for identical securities
•	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1: Quoted Prices	$47,948,550,999	$(184,088,439)
Level 2: Other Significant Observable Inputs	960,961,000	—
Level 3: Significant Unobservable Inputs	—	—

Total	$48,909,511,999	$(184,088,439)

*	Consists of unrealized appreciation/depreciation on forward foreign currency contracts.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $107,860,940, of which $5,247,709,403 represented appreciated securities and $5,139,848,463 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2008. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
Aderans Holdings Co., Ltd. (Japan)	5,062,700	—	(1,025,700)	4,037,000	$1,743,642		$74,762,259
Arkema (France)	5,960,263	—	—	5,960,263	—	(b)	333,293,626
Brother Industries, Ltd. (Japan)	19,358,500	2,218,800	—	21,577,300	2,203,817		221,877,333
Chartered Semiconductor Manufacturing, Ltd. (Singapore)	200,000,000	—	—	200,000,000	—	(b)	105,343,456
Consorcio Ara SAB de CV (Mexico)	106,790,900	6,629,100	—	113,420,000	—		115,735,238
Corporacion Geo SAB de CV, Series B (Mexico)	47,605,400	—	—	47,605,400	—	(b)	152,038,481
Epcos AG (Germany)	6,328,100	1,500,000	—	7,828,100	2,708,963		118,519,006
Grupo Televisa SA (Mexico)	26,823,592	9,407,000	—	36,230,592	—		878,229,550
Infineon Technologies AG (Germany)	66,627,800	14,350,000	—	80,977,800	—	(b)	568,904,033
Lanxess AG (Germany)	8,792,359	470,000	—	9,262,359	—		371,861,312
Makhteshim-Agan Industries, Ltd. (Israel)	26,459,809	—	(6,479,818)	19,979,991	4,330,345		—	(c)
Mediceo Paltac Holdings Co., Ltd. (Japan)	25,959,700	—	(3,291,800)	22,667,900	2,307,552		410,696,503
Naspers, Ltd. (South Africa)	27,060,000	8,946,700	—	36,006,700	—		626,010,444
NGK Spark Plug Co., Ltd. (Japan)	7,904,000	9,136,000	—	17,040,000	2,076,776		221,547,352
Nortel Networks Corp. (Canada)	24,990,705	7,275,000	—	32,265,705	—	(b)	215,857,566
Qimonda AG (Germany)	22,470,300	—	—	22,470,300	—	(b)	96,846,993
Seiko Epson Corp. (Japan)	13,865,000	—	(390,000)	13,475,000	2,080,904		362,965,239
The Bank of Yokohama, Ltd. (Japan)	82,015,000	3,500,000	—	85,515,000	5,213,961		580,795,094
Thomson (France)	17,885,792	4,000,000	—	21,885,792	—		152,029,537
Toto, Ltd. (Japan)	37,907,000	—	—	37,907,000	2,489,027		358,610,564
Wienerberger AG (Austria)	5,983,876	181,000	—	6,164,876	—		327,897,710
Yamaha Motor Co., Ltd. (Japan)	22,220,000	994,500	—	23,214,500	—		427,120,716

					$25,154,987		$6,720,942,012

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX BALANCED FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

COMMON STOCKS: 69.2%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 15.8%
AUTOMOBILES & COMPONENTS: 1.3%
Ford Motor Co.(a)	25,750,000	$147,290,000
General Motors Corp.	8,730,000	166,306,500

		313,596,500
CONSUMER DURABLES & APPAREL: 3.7%
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	20,834,028	452,306,748
Sony Corp. ADR(b) (Japan)	10,161,700	407,179,319
Thomson ADR(b) (France)	1,900,000	13,243,000

		872,729,067
CONSUMER SERVICES: 0.4%
McDonald’s Corp.	1,664,502	92,829,276

MEDIA: 8.1%
Comcast Corp., Class A	40,372,974	780,813,317
DISH Network Corp., Class A(a)	2,105,365	60,487,136
Interpublic Group of Companies, Inc.(a)	7,617,000	64,058,970
Liberty Entertainment, Series A(a)	2,132,516	48,280,162
Liberty Global, Inc., Series A(a)	264,221	9,004,652
Liberty Global, Inc., Series C(a)	391,068	12,701,889
News Corp., Class A	28,477,700	533,956,875
Time Warner, Inc.	31,084,600	435,806,092

		1,945,109,093
RETAILING: 2.3%
CarMax, Inc.(a)	3,300,000	64,086,000
Genuine Parts Co.	2,059,462	82,831,562
Home Depot, Inc.	7,300,000	204,181,000
Liberty Interactive, Series A(a)	6,567,300	105,996,222
Macy’s, Inc.	4,343,272	100,155,852

		557,250,636

		3,781,514,572
CONSUMER STAPLES: 2.5%
FOOD & STAPLES RETAILING: 2.5%
Wal-Mart Stores, Inc.	9,243,600	486,952,848
Walgreen Co.	2,859,399	108,914,508

		595,867,356
ENERGY: 5.7%
Baker Hughes, Inc.	2,873,760	196,852,560
Chevron Corp.	3,802,102	324,547,427
ConocoPhillips	1,901,500	144,913,315
Occidental Petroleum Corp.	3,817,700	279,341,109
Royal Dutch Shell PLC ADR(b) (United Kingdom)	2,766,127	186,381,637
Schlumberger, Ltd.	2,767,421	240,765,627

		1,372,801,675
FINANCIALS: 11.5%
BANKS: 4.2%
Fannie Mae	2,346,250	61,753,300
HSBC Holdings PLC(b) (United Kingdom)	1,749,700	144,000,310

	SHARES	VALUE
Wachovia Corp.	22,119,961	$597,238,947
Wells Fargo & Co.	7,364,700	214,312,770

		1,017,305,327
DIVERSIFIED FINANCIALS: 3.6%
Capital One Financial Corp.	8,550,159	420,838,826
Citigroup, Inc.	11,221,500	240,364,530
Legg Mason, Inc.	1,350,000	75,573,000
Liberty Capital, Series A(a)	533,129	8,391,450
SLM Corp.(a)	7,500,400	115,131,140

		860,298,946
INSURANCE: 3.7%
AEGON NV(b) (Netherlands)	7,483,971	109,565,335
American International Group, Inc.	8,121,000	351,233,250
Chubb Corp.	897,424	44,404,540
Genworth Financial, Inc., Class A	2,448,000	55,422,720
Loews Corp.	2,195,200	88,290,944
The Travelers Companies, Inc.	4,798,250	229,596,263

		878,513,052

		2,756,117,325
HEALTH CARE: 13.9%
HEALTH CARE EQUIPMENT & SERVICES: 4.9%
Boston Scientific Corp.(a)	14,173,800	182,416,806
Cardinal Health, Inc.	6,591,400	346,114,414
Covidien, Ltd.	4,466,400	197,638,200
Health Management Associates, Inc.	3,900,000	20,631,000
UnitedHealth Group, Inc.	3,798,800	130,526,768
WellPoint, Inc.(a)	6,751,700	297,952,521

		1,175,279,709
PHARMACEUTICALS & BIOTECHNOLOGY: 9.0%
Amgen, Inc.(a)	5,989,993	250,261,908
GlaxoSmithKline PLC ADR(b) (United Kingdom)	9,948,100	422,097,883
Novartis AG ADR(b) (Switzerland)	8,516,000	436,274,680
Pfizer, Inc.	19,088,867	399,529,986
Sanofi-Aventis ADR(b) (France)	11,912,400	447,191,496
Wyeth	4,421,800	184,654,368

		2,140,010,321

		3,315,290,030
INDUSTRIALS: 4.5%
CAPITAL GOODS: 2.2%
General Electric Co.	7,362,700	272,493,527
Koninklijke Philips Electronics NV(b) (Netherlands)	2,250,000	86,265,000
Masco Corp.	3,251,000	64,467,330
Tyco International, Ltd.	2,374,550	104,598,927

		527,824,784
COMMERCIAL SERVICES & SUPPLIES: 0.3%
Pitney Bowes, Inc.	2,106,650	73,774,883

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 2.0%
FedEx Corp.	3,890,250	$360,509,468
Union Pacific Corp.	959,000	120,239,420

		480,748,888

		1,082,348,555
INFORMATION TECHNOLOGY: 11.5%
SOFTWARE & SERVICES: 3.1%
BMC Software, Inc.(a)	2,601,000	84,584,520
Citrix Systems, Inc.(a)	2,442,010	71,624,153
Computer Sciences Corp.(a)	3,636,400	148,328,756
Compuware Corp.(a)	6,038,700	44,324,058
EBay, Inc.(a)	7,067,600	210,897,184
Electronic Data Systems Corp.	10,833,700	180,381,105

		740,139,776
TECHNOLOGY, HARDWARE & EQUIPMENT: 8.4%
EchoStar Corp., Class A(a)	354,140	10,461,296
Hewlett-Packard Co.	16,405,331	749,067,413
Hitachi, Ltd. ADR(b) (Japan)	2,690,000	160,055,000
Kyocera Corp. ADR(b) (Japan)	1,009,700	84,875,382
Maxim Integrated Products, Inc.	5,700,000	116,223,000
Molex, Inc., Class A	2,519,728	55,081,254
Molex, Inc.	600,000	13,896,000
Motorola, Inc.	42,397,800	394,299,540
Sun Microsystems, Inc.(a)	1,856,575	28,832,610
Tyco Electronics, Ltd.	4,926,700	169,084,344
Xerox Corp.	15,316,850	229,293,245

		2,011,169,084

		2,751,308,860
MATERIALS: 2.9%
Cemex SAB de CV ADR(b) (Mexico)	3,630,907	94,839,291
Domtar Corp.(a)	6,600,000	45,078,000
Dow Chemical Co.	10,094,059	371,966,074
Rohm and Haas Co.	2,440,700	131,993,056
Vulcan Materials Co.	700,000	46,480,000

		690,356,421
TELECOMMUNICATION SERVICES: 0.9%
Sprint Nextel Corp.	32,480,000	217,291,200

		217,291,200
TOTAL COMMON STOCKS (Cost $15,769,626,215)		16,562,895,994

FIXED INCOME SECURITIES: 28.1%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 1.6%
U.S. TREASURY: 0.4%
U.S. Treasury Notes 4.875%, 4/30/08	$105,000,000	$105,278,880

GOVERNMENT RELATED: 1.2%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	2,791,882	3,069,981
Small Business Administration — 504 Program
Series 96-20L, 6.70%, 12/1/16	1,843,944	1,915,913
Series 97-20F, 7.20%, 6/1/17	2,843,721	2,978,901
Series 97-20I, 6.90%, 9/1/17	3,784,896	3,955,427
Series 98-20D, 6.15%, 4/1/18	5,409,177	5,598,504
Series 98-20I, 6.00%, 9/1/18	2,709,318	2,799,783
Series 99-20F, 6.80%, 6/1/19	4,134,787	4,343,236
Series 00-20D, 7.47%, 4/1/20	10,793,740	11,512,098
Series 00-20E, 8.03%, 5/1/20	4,490,637	4,857,867
Series 00-20G, 7.39%, 7/1/20	6,399,255	6,834,622
Series 00-20I, 7.21%, 9/1/20	4,181,040	4,459,001
Series 01-20E, 6.34%, 5/1/21	10,363,902	10,890,889
Series 01-20G, 6.625%, 7/1/21	8,722,245	9,307,748
Series 03-20J, 4.92%, 10/1/23	19,040,954	19,269,731
Series 05-20F, 4.57%, 6/1/25	39,801,835	38,494,034
Series 05-20K, 5.36%, 11/1/25	33,811,407	34,668,783
Series 06-20D, 5.64%, 4/1/26	47,439,576	48,802,368
Series 06-20F, 5.82%, 6/1/26	52,450,384	54,753,764
Series 07-20F, 5.71%, 6/1/27	11,849,907	12,201,411

		280,714,061

		385,992,941
MORTGAGE-RELATED SECURITIES: 11.9%
FEDERAL AGENCY CMO & REMIC: 1.0%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.207%, 2/15/25	1,166,685	1,271,058
Trust 1995-2C 3A, 8.793%, 6/15/25	552,166	614,595
Fannie Mae
SMBS I-1, 6.50%, 4/1/09	5,308	5,323
Trust 1993-207 G, 6.15%, 4/25/23	1,282,148	1,289,162
Trust 2002-73 PM, 5.00%, 12/25/26	477,374	476,436
Trust 2001-T8 A1, 7.50%, 7/25/41	4,721,248	5,103,763
Trust 2002-33 A1, 7.00%, 6/25/32	4,521,264	4,907,729
Trust 2005-W4 1A2, 6.50%, 8/25/35	29,426,895	31,796,713
Trust 2001-T7 A1, 7.50%, 2/25/41	4,489,158	4,853,752
Trust 2001-W3 A, 7.00%, 9/25/41	1,706,442	1,822,777
Trust 2002-W6 2A1, 7.00%, 6/25/42	4,501,956	4,761,556
Trust 2002-W8 A2, 7.00%, 6/25/42	5,163,778	5,591,143
Trust 2003-W2 1A1, 6.50%, 7/25/42	9,577,642	10,304,478
Trust 2003-W2 1A2, 7.00%, 7/25/42	3,895,056	4,239,233
Trust 2003-W4 4A, 7.50%, 10/25/42	5,652,172	6,120,638
Trust 2004-T1 1A2, 6.50%, 1/25/44	8,981,104	9,626,253
Trust 2004-W2 5A, 7.50%, 3/25/44	20,032,967	22,143,823

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac
Series 1512 I, 6.50%, 5/15/08	$53,272	$53,210
Series 2100 GS, 6.50%, 12/15/13	6,402,327	6,729,549
Series 2430 UC, 6.00%, 9/15/16	10,100,855	10,365,817
Series 1078 GZ, 6.50%, 5/15/21	1,013,618	1,051,293
Series (GN) 16 PK, 7.00%, 8/25/23	11,756,742	12,541,519
Series T-48 1A4, 5.538%, 7/25/33	71,292,429	74,871,986
Series T-051 1A, 6.50%, 9/25/43	452,509	482,860
Series T-59 1A1, 6.50%, 10/25/43	28,852,967	30,165,355

		251,190,021
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 10.9%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	20,877,486	21,498,567
Fannie Mae, 15 Year
5.50%, 4/1/18-1/1/21	69,541,099	71,362,913
6.00%, 12/1/13-3/1/22	252,387,752	260,750,650
6.50%, 1/1/13-11/1/18	133,460,256	139,911,371
7.00%, 7/1/11-11/1/18	10,724,414	11,268,708
7.50%, 9/1/15-8/1/17	44,652,606	46,804,295
Fannie Mae, 20 Year
5.50%, 1/1/23	15,494,495	15,790,913
6.50%, 1/1/22-10/1/26	27,650,154	28,719,328
Fannie Mae, 30 Year
6.00%, 8/25/32-11/1/35	408,598,082	421,005,466
6.50%, 12/1/32-11/1/37	396,524,843	410,449,893
7.50%, 8/1/10-7/1/19	28,603	29,391
8.00%, 1/1/09	3,692	3,740
Fannie Mae, Hybrid ARM
3.846%, 6/1/34	49,732,775	50,479,421
4.437%, 7/1/33	28,344,927	28,861,945
4.658%, 9/1/34	16,374,282	16,582,304
4.75%, 1/1/35	9,857,689	10,217,360
4.752%, 3/1/35	18,271,320	18,457,557
4.757%, 12/1/34	16,286,419	16,500,097
4.838%, 8/1/35	10,446,801	10,597,127
5.03%, 7/1/35	125,100,334	126,740,504
5.063%, 7/1/35	45,046,798	45,663,693
5.295%, 1/1/36	52,334,274	53,145,570
5.559%, 5/1/36	49,697,937	50,690,421
6.002%, 1/1/35	9,674,681	9,788,507
Fannie Mae, Multifamily DUS
Pool 555728, 4.02%, 8/1/13	333,791	329,047
Pool 555162, 4.834%, 1/1/13	17,252,752	17,621,240
Pool 760762, 4.89%, 4/1/12	16,115,000	16,447,387
Pool 555316, 4.917%, 2/1/13	4,330,573	4,434,186
Pool 735387, 4.925%, 4/1/15	13,643,475	13,894,783
Pool 555148, 4.975%, 1/1/13	4,624,284	4,743,609
Pool 555806, 5.096%, 10/1/13	3,293,931	3,392,976
Pool 461628, 5.32%, 4/1/14	10,350,772	10,790,757
Pool 462086, 5.355%, 11/1/15	28,192,330	28,985,827
Pool 545316, 5.629%, 12/1/11	4,765,114	4,991,144
Pool 323350, 5.662%, 11/1/08	1,627,559	1,629,528

	PAR VALUE	VALUE
Pool 545387, 5.897%, 1/1/12	$5,960,184	$6,291,673
Pool 545685, 5.931%, 4/1/12	23,095,345	24,428,933
Pool 545258, 5.94%, 11/1/11	959,909	1,011,427
Pool 380735, 5.965%, 10/1/08	7,434,547	7,431,499
Pool 323492, 6.095%, 1/1/09	2,511,168	2,521,525
Freddie Mac, 30 Year
8.00%, 11/1/10	2,383	2,409
8.25%, 2/1/17	99	101
8.75%, 5/1/10	9,858	10,192
Freddie Mac Gold, 15 Year
6.00%, 10/1/13-10/1/18	84,695,955	87,447,096
6.50%, 7/1/14-3/1/18	53,042,519	55,510,493
7.00%, 5/1/08-4/1/15	614,222	630,898
7.75%, 7/25/21	1,323,342	1,428,910
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	52,082,787	54,138,492
Freddie Mac Gold, 30 Year
6.00%, 6/1/35	49,656,853	51,295,455
6.50%, 9/1/18-4/1/33	101,336,035	105,981,842
7.47%, 3/17/23	359,224	384,607
8.50%, 1/1/23	35,481	38,909
Freddie Mac Gold, Hybrid ARM
3.805%, 5/1/34	18,478,777	18,530,865
4.807%, 10/1/35	28,408,592	28,821,005
4.846%, 5/1/35	85,297,366	86,631,697
5.388%, 11/1/35	50,737,884	51,655,156
6.327%, 11/1/36	35,105,107	36,108,675
Ginnie Mae, 30 Year
7.50%, 11/15/24-10/15/25	4,151,689	4,464,113
7.97%, 4/15/20-1/15/21	2,101,421	2,287,853

		2,599,634,050
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. Series 2000-1 A1, 7.70%, 12/25/24	3,382,991	3,634,059

		2,854,458,130
ASSET-BACKED SECURITIES: 0.7%
STUDENT LOAN: 0.7%
SLM Student Loan Trust
Series 2006-3 A2, 5.084%, 1/25/16	1,213,422	1,210,433
Series 2006-09 A2, 5.084%, 4/25/17	25,469,113	25,467,763
Series 2007-2 A2, 3.331%, 7/25/17	124,000,000	121,621,048
Series 2006-10 A2, 5.094%, 10/25/17	22,116,304	22,026,481

		170,325,725
CORPORATE: 13.9%
FINANCIALS: 4.9%
Bank of America Corp.
5.30%, 3/15/17	61,000,000	60,588,616
8.00%, 12/15/26(c) (callable)	17,355,000	17,989,510
5.625%, 3/8/35(c)	10,000,000	8,395,770
6.625%, 5/23/36(c)	41,040,000	38,755,837

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Boston Properties, Inc.
6.25%, 1/15/13	$49,070,000	$50,008,077
5.625%, 4/15/15	29,500,000	28,184,144
5.00%, 6/1/15	2,890,000	2,656,676
Capital One Financial Corp. 6.75%, 9/15/17	76,630,000	75,780,173
CIGNA Corp.
7.65%, 3/1/23	9,745,000	10,286,982
7.875%, 5/15/27	12,970,000	14,038,823
8.30%, 1/15/33	9,050,000	9,813,603
6.15%, 11/15/36	5,500,000	4,787,728
Citigroup, Inc. 6.125%, 11/21/17	45,000,000	44,933,580
General Electric Co. 5.041%, 11/1/12	190,000,000	181,578,250
Health Net, Inc. 6.375%, 6/1/17	18,675,000	17,286,682
HSBC Holdings PLC(b) (United Kingdom)
6.50%, 5/2/36	23,000,000	22,250,476
6.50%, 9/15/37	45,000,000	42,688,845
JPMorgan Chase & Co.(c)
8.75%, 9/1/30	28,187,000	31,375,570
5.85%, 8/1/35	5,955,000	5,040,961
Kaupthing Bank HF(b),(d) (Iceland) 7.125%, 5/19/16	65,060,000	43,900,146
Safeco Corp.
4.875%, 2/1/10	15,131,000	15,235,752
7.25%, 9/1/12	13,672,000	14,699,957
Travelers Cos., Inc.
8.125%, 4/15/10	19,885,000	21,396,499
5.00%, 3/15/13	10,250,000	10,535,227
5.50%, 12/1/15	9,160,000	9,118,725
6.25%, 6/20/16	22,000,000	22,818,290
5.75%, 12/15/17	21,660,000	21,903,285
Unum Group
7.625%, 3/1/11	8,426,000	8,966,646
6.85%, 11/15/15(d)	10,200,000	10,301,184
7.19%, 2/1/28	8,500,000	7,237,240
7.25%, 3/15/28	12,130,000	10,918,704
6.75%, 12/15/28	11,633,000	9,879,325
Wachovia Corp.
5.281%, 4/23/12	186,000,000	170,035,992
6.00%, 11/15/17	46,000,000	44,927,464
WellPoint, Inc.
5.00%, 12/15/14	13,070,000	12,294,661
5.25%, 1/15/16	77,600,000	72,972,246
5.875%, 6/15/17	1,275,000	1,247,883

		1,174,829,529
INDUSTRIALS: 7.7%
AT&T, Inc. 8.00%, 11/15/31	68,005,000	79,464,455

	PAR VALUE	VALUE
Boston Scientific Corp.
5.45%, 6/15/14	$24,085,000	$22,097,987
6.25%, 11/15/15	1,075,000	1,002,438
6.40%, 6/15/16	21,905,000	20,426,413
Comcast Corp.
5.30%, 1/15/14	63,050,000	61,877,144
5.85%, 11/15/15	26,500,000	26,162,390
5.90%, 3/15/16	13,180,000	13,072,517
6.50%, 1/15/17	27,500,000	28,086,300
6.30%, 11/15/17	4,810,000	4,868,345
Covidien Ltd.(d) 6.00%, 10/15/17	19,550,000	20,150,244
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	74,360,569
5.50%, 10/1/15	15,265,000	14,916,408
5.875%, 12/1/16(d)	25,145,000	24,966,144
Dillard’s, Inc.
7.85%, 10/1/12	14,000,000	12,810,000
7.13%, 8/1/18	10,831,000	8,285,715
7.875%, 1/1/23	8,860,000	6,489,950
7.75%, 7/15/26	50,000	37,125
7.75%, 5/15/27	550,000	402,875
7.00%, 12/1/28	15,490,000	10,494,475
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	34,312,688
6.00%, 10/1/12	5,800,000	6,109,476
7.375%, 11/1/29	35,170,000	37,729,813
Ford Motor Credit Co.(g)
7.375%, 2/1/11	166,700,000	139,004,629
7.25%, 10/25/11	118,160,000	97,059,460
GMAC, LLC
7.75%, 1/19/10	6,145,000	5,315,216
6.875%, 9/15/11	201,105,000	153,918,527
6.875%, 8/28/12	20,691,000	15,795,539
8.00%, 11/1/31	209,640,000	148,320,300
HCA, Inc.
8.75%, 9/1/10	27,750,000	27,750,000
7.875%, 2/1/11	23,798,000	23,381,535
6.95%, 5/1/12	50,090,000	47,084,600
6.30%, 10/1/12	11,400,000	10,146,000
6.25%, 2/15/13	47,740,000	41,533,800
6.75%, 7/15/13	27,400,000	24,249,000
5.75%, 3/15/14	20,420,000	16,846,500
6.50%, 2/15/16	22,000,000	18,535,000
Lafarge SA(b) (France) 6.50%, 7/15/16	33,715,000	32,515,474
Liberty Media Corp.
8.50%, 7/15/29	32,630,000	27,639,200
8.25%, 2/1/30	25,143,000	20,915,043
Lockheed Martin Corp. 7.75%, 5/1/26	3,650,000	4,440,747

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Macy’s, Inc.
7.625%, 8/15/13	$5,900,000	$5,962,328
7.45%, 10/15/16	11,675,000	11,192,647
6.90%, 4/1/29	8,080,000	6,837,748
6.90%, 1/15/32	55,984,000	46,990,226
6.70%, 7/15/34	21,275,000	17,693,013
Sprint Nextel Corp. 6.00%, 12/1/16	27,585,000	21,447,338
Time Warner, Inc.
7.625%, 4/15/31	107,980,000	112,937,254
7.70%, 5/1/32	79,490,000	83,687,628
Wyeth 5.50%, 2/1/14	13,058,000	13,525,555
Xerox Corp.
7.125%, 6/15/10	18,425,000	19,415,344
6.875%, 8/15/11	135,655,000	141,863,522

		1,844,126,644
TRANSPORTATION: 1.3%
Burlington Northern Santa Fe Corp.
4.30%, 7/1/13	7,320,000	7,184,800
8.251%, 1/15/21	1,318,528	1,535,532
4.967%, 4/1/23	13,274,493	12,740,488
5.72%, 1/15/24	23,751,797	24,676,984
5.629%, 4/1/24	29,724,645	30,764,334
5.342%, 4/1/24	19,387,326	19,716,118
5.996%, 4/1/24	25,163,000	26,691,194
Consolidated Rail Corp. 6.76%, 5/25/15	3,095,096	3,494,952
CSX Transportation, Inc. 9.75%, 6/15/20	5,351,000	6,430,843
FedEx Corp. 6.72%, 7/15/23	16,114,154	16,944,846
Norfolk Southern Corp.
7.70%, 5/15/17	13,000,000	15,040,480
9.75%, 6/15/20	7,389,000	9,675,331
Union Pacific Corp.
6.125%, 1/15/12	15,720,000	16,689,877
6.50%, 4/15/12	3,550,000	3,840,578
5.375%, 5/1/14	2,935,000	3,020,849
4.875%, 1/15/15	8,320,000	8,292,369
6.33%, 1/2/20	30,008,784	32,563,966
5.866%, 7/2/30	36,844,074	37,625,537
6.176%, 1/2/31	22,981,765	24,105,751

		301,034,829

		3,319,991,002

TOTAL FIXED INCOME SECURITIES (Cost $6,890,340,156)		$6,730,767,798

SHORT-TERM INVESTMENTS: 2.5%

	PAR VALUE	VALUE
COMMERCIAL PAPER: 0.4%
CIGNA Corp.(d) 4/1/08	$10,000,000	$10,000,000
Rohm and Haas Co.(d) 4/1/08	23,000,000	23,000,000
WellPoint, Inc.(d) 4/1/08	50,000,000	50,000,000

		83,000,000
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	23,807,883	23,807,883

REPURCHASE AGREEMENT: 2.0%
Fixed Income Clearing Corporation(f) 2.15%, 4/1/08, maturity value $489,889,256	489,860,000	489,860,000

TOTAL SHORT-TERM INVESTMENTS (Cost $596,667,883)		$596,667,883

TOTAL INVESTMENTS (Cost $23,256,634,254)	99.8%	$23,890,331,675
OTHER ASSETS LESS LIABILITIES	0.2%	46,517,654

NET ASSETS	100.0%	$23,936,849,329

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, all such securities in total represented $216,630,406 or 0.9% of net assets.

(e)	Rounds to 0.0%
(f)	Repurchase agreement is collateralized by Federal Home Loan Bank 2.56%-5.125%, 12/26/08-12/29/08 and Freddie Mac 4.625%, 12/19/08. Total collateral value is $499,658,094.
(g)	Subsidiary (see Note below)

Note: Except as noted, investments are grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ADR: American Depository Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1: Quoted prices in active markets for identical securities
•	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$16,691,982,757
Level 2: Other Significant Observable Inputs	7,198,348,918
Level 3: Significant Unobservable Inputs	—

Total	$23,890,331,675

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $633,697,421, of which $2,763,097,580 represented appreciated securities and $2,129,400,159 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX INCOME FUND PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES: 95.6%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 11.6%
U.S. TREASURY: 8.8%
U.S. Treasury Notes
4.875%, 4/30/08	$175,000,000	$175,464,800
3.25%, 8/15/08	200,125,000	201,469,640
3.125%, 10/15/08	325,000,000	328,097,575
3.375%, 12/15/08	150,000,000	152,027,400
3.25%, 1/15/09	300,000,000	304,148,400
4.75%, 2/28/09	250,000,000	257,285,250

		1,418,493,065
GOVERNMENT RELATED: 2.8%
Small Business Administration — 504 Program
Series 91-20K, 8.25%, 11/1/11	192,042	195,214
Series 92-20B, 8.10%, 2/1/12	210,272	215,140
Series 92-20C, 8.20%, 3/1/12	439,266	450,480
Series 92-20D, 8.20%, 4/1/12	410,480	417,357
Series 92-20G, 7.60%, 7/1/12	741,248	757,367
Series 92-20H, 7.40%, 8/1/12	496,415	507,697
Series 92-20I, 7.05%, 9/1/12	532,887	544,993
Series 92-20J, 7.00%, 10/1/12	1,038,318	1,056,875
Series 92-20K, 7.55%, 11/1/12	1,012,691	1,034,073
Series 92-20L, 7.45%, 12/1/12	464,869	475,294
Series 93-20B, 7.00%, 2/1/13	673,274	688,911
Series 93-20C, 6.50%, 3/1/13	2,149,131	2,195,405
Series 93-20D, 6.75%, 4/1/13	819,131	835,631
Series 93-20E, 6.55%, 5/1/13	3,210,662	3,275,770
Series 93-20F, 6.65%, 6/1/13	941,899	962,486
Series 93-20L, 6.30%, 12/1/13	1,474,055	1,507,780
Series 94-20A, 6.50%, 1/1/14	1,692,975	1,735,596
Series 94-20D, 7.70%, 4/1/14	444,150	461,757
Series 94-20E, 7.75%, 5/1/14	1,795,497	1,858,690
Series 94-20F, 7.60%, 6/1/14	1,098,578	1,137,507
Series 94-20G, 8.00%, 7/1/14	661,746	687,977
Series 94-20H, 7.95%, 8/1/14	603,433	627,947
Series 94-20I, 7.85%, 9/1/14	720,181	749,821
Series 94-20K, 8.65%, 11/1/14	713,698	746,709
Series 94-20L, 8.40%, 12/1/14	651,210	680,839
Series 95-20A, 8.50%, 1/1/15	198,108	207,597
Series 95-20C, 8.10%, 3/1/15	527,539	552,476
Series 97-20E, 7.30%, 5/1/17	1,381,811	1,448,409
Series 97-20J, 6.55%, 10/1/17	1,842,263	1,914,694
Series 98-20C, 6.35%, 3/1/18	6,857,309	7,118,964
Series 98-20H, 6.15%, 8/1/18	2,386,145	2,471,785
Series 98-20L, 5.80%, 12/1/18	1,486,336	1,531,457
Series 99-20C, 6.30%, 3/1/19	1,648,530	1,709,424
Series 99-20G, 7.00%, 7/1/19	3,988,535	4,206,146
Series 99-20I, 7.30%, 9/1/19	1,186,284	1,259,053
Series 01-20G, 6.625%, 7/1/21	10,275,972	10,965,773
Series 01-20L, 5.78%, 12/1/21	24,008,449	24,935,999
Series 02-20L, 5.10%, 12/1/22	6,031,874	6,094,089
Series 04-20L, 4.87%, 12/1/24	7,181,194	7,198,327
Series 05-20B, 4.625%, 2/1/25	9,097,280	8,769,718

	PAR VALUE	VALUE
Series 05-20C, 4.95%, 3/1/25	$6,207,972	$6,091,911
Series 05-20E, 4.84%, 5/1/25	18,855,064	18,649,195
Series 05-20G, 4.75%, 7/1/25	17,139,194	16,810,644
Series 05-20I, 4.76%, 9/1/25	19,164,311	18,556,434
Series 06-20A, 5.21%, 1/1/26	19,703,295	20,048,747
Series 06-20B, 5.35%, 2/1/26	5,738,379	5,872,268
Series 06-20C, 5.57%, 3/1/26	29,219,207	30,175,619
Series 06-20G, 6.07%, 7/1/26	51,162,291	53,941,637
Series 06-20J, 5.37%, 10/1/26	17,627,818	18,042,587
Series 06-20L, 5.12%, 12/1/26	13,798,644	13,957,660
Series 07-20A, 5.32%, 1/1/27	27,208,296	27,735,347
Series 07-20C, 5.23%, 3/1/27	41,179,621	41,599,348
Series 07-20D, 5.32%, 4/1/27	42,897,795	43,841,203
Series 07-20G, 5.82%, 7/1/27	29,816,570	31,188,100

		450,701,927

		1,869,194,992
MORTGAGE-RELATED SECURITIES: 47.2%
FEDERAL AGENCY CMO & REMIC: 3.5%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	384,759	429,613
Trust 1997-2Z, 7.50%, 6/15/27	28,498,277	31,177,522
Trust 1998-1 1A, 8.177%, 10/15/27	1,098,675	1,208,690
Fannie Mae
Trust 1994-72 J, 6.00%, 6/25/23	4,577,912	4,623,321
Trust 1998-58 PX, 6.50%, 9/25/28	2,616,941	2,724,242
Trust 1998-58 PC, 6.50%, 10/25/28	15,461,062	16,141,499
Series 2001-69 PQ, 6.00%, 12/25/31	23,452,521	24,238,420
Trust 2002-33 A1, 7.00%, 6/25/32	5,184,880	5,628,069
Series 2008-24 GD, 6.50%, 3/25/37	54,006,617	55,044,516
Trust 2001-T4 A1, 7.50%, 7/25/41	4,512,355	4,925,484
Trust 2001-T10 A1, 7.00%, 12/25/41	7,282,435	7,797,142
Trust 2002-90 A1, 6.50%, 6/25/42	9,592,016	10,247,964
Trust 2002-W6 2A1, 7.00%, 6/25/42	8,036,352	8,499,758
Trust 2002-W8 A2, 7.00%, 6/25/42	4,152,509	4,496,179
Trust 2003-W2 1A2, 7.00%, 7/25/42	25,178,875	27,403,746
Trust 2003-W4 3A, 7.00%, 10/25/42	7,419,595	7,864,702
Trust 2003-07 A1, 6.50%, 12/25/42	10,294,298	10,812,289
Trust 2003-W1 1A1, 6.50%, 12/25/42	15,310,928	16,240,858
Trust 2003-W1 2A, 7.50%, 12/25/42	7,002,002	7,557,808

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-W2 5A, 7.50%, 3/25/44	$31,722,043	$35,064,566
Trust 2004-W8 3A, 7.50%, 6/25/44	19,388,690	21,472,554
Trust 2005-W1 1A3, 7.00%, 10/25/44	17,611,278	19,185,515
Trust 2001-79 BA, 7.00%, 3/25/45	2,290,393	2,422,949
Trust 2006-W1 1A1, 6.50%, 12/25/45	2,365,686	2,576,787
Trust 2006-W1 1A2, 7.00%, 12/25/45	15,579,575	17,351,630
Trust 2006-W1 1A3, 7.50%, 12/25/45	251,760	281,657
Trust 2006-W1 1A4, 8.00%, 12/25/45	18,607,764	21,048,156
Trust 2007-W10 1A, 6.174%, 8/25/47	105,126,824	109,150,028
Trust 2007-W10 2A, 6.149%, 8/25/47	27,640,822	28,655,245
Freddie Mac
Series 1565 G, 6.00%, 8/15/08	260,598	260,304
Series 1601 PJ, 6.00%, 10/15/08	1,462,338	1,460,686
Series 2439 LG, 6.00%, 9/15/30	6,712,487	6,792,967
Series 3312 AB, 6.50%, 6/15/32	33,445,728	35,204,799
Series T-48 1A, 7.093%, 7/25/33	7,001,202	7,417,414
Ginnie Mae Series 1999-29 PB, 7.25%, 7/16/28	2,023,932	2,062,180

		557,469,259
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 43.6%
Fannie Mae, 10 Year 6.00%, 11/1/16	18,338,428	18,916,234
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/22	407,773,039	418,290,922
6.00%, 4/1/13-8/1/22	991,380,907	1,022,479,220
6.50%, 11/1/12-11/1/18	157,727,549	165,501,301
7.00%, 7/1/08-12/1/11	870,228	898,293
7.50%, 11/1/14-8/1/17	15,298,590	16,040,992
Fannie Mae, 20 Year
6.00%, 2/1/28	68,075,901	69,989,804
6.50%, 4/1/19-10/1/24	55,462,388	57,920,515
Fannie Mae, 30 Year
5.00%, 11/1/33-3/1/34	289,800,250	287,634,019
5.50%, 10/1/33-8/1/35	413,147,525	418,474,725
6.00%, 11/1/28-3/1/36	1,284,592,439	1,324,483,683
6.50%, 12/1/32-1/1/38	646,743,294	668,282,023
7.00%, 4/1/32	3,262,141	3,472,464
8.00%, 1/1/12-8/1/22	95,341	99,465
Fannie Mae, Hybrid ARM
3.937%, 10/1/33	21,311,218	21,262,731
4.126%, 12/1/36	31,462,079	31,491,918
4.208%, 9/1/34	16,423,426	16,723,719

	PAR VALUE	VALUE
4.248%, 1/1/35	$17,253,932	$17,745,796
4.473%, 7/1/34	19,815,831	20,042,784
4.483%, 1/1/35	50,285,473	50,901,379
4.495%, 1/1/35	13,532,008	13,565,572
4.50%, 6/1/35-7/1/35	24,516,657	24,925,527
4.543%, 8/1/34	22,184,708	22,681,191
4.597%, 10/1/34	19,680,336	19,936,104
4.633%, 8/1/35	19,139,219	19,336,490
4.66%, 1/1/36	36,130,403	36,601,208
4.695%, 8/1/34	4,625,884	4,733,319
4.735%, 7/1/35	15,864,888	16,074,985
4.756%, 7/1/35	16,397,333	16,619,185
4.762%, 10/1/35	26,925,101	27,320,492
4.768%, 11/1/36	22,174,047	22,503,416
4.773%, 8/1/35	48,368,669	49,021,505
4.801%, 1/1/36	28,447,632	28,743,555
4.864%, 12/1/35	18,405,776	18,615,659
4.885%, 10/1/35	14,867,944	15,061,228
4.986%, 4/1/35	24,581,785	25,050,545
5.00%, 9/1/35	19,478,561	19,844,938
5.036%, 7/1/35	118,811,213	120,376,908
5.09%, 7/1/35	17,268,618	17,603,469
5.247%, 1/1/37	28,803,679	29,093,548
5.287%, 11/1/35	17,059,064	17,514,364
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	13,668,486
Pool 555162, 4.834%, 1/1/13	16,883,050	17,243,642
Pool 555191, 4.866%, 2/1/13	15,612,302	15,965,237
Pool 888559, 5.425%, 6/1/17	36,518,969	36,857,549
Pool 888015, 5.549%, 11/1/16	47,847,446	47,749,910
Pool 555172, 5.677%, 12/1/12	2,547,803	2,676,602
Pool 545987, 5.88%, 9/1/12	21,607,402	22,912,989
Pool 545685, 5.931%, 4/1/12	22,000,343	23,270,703
Pool 545708, 6.055%, 5/1/12	2,503,210	2,662,383
Pool 545547, 6.095%, 3/1/12	12,581,569	13,444,192
Pool 545527, 6.113%, 2/1/12	8,867,547	9,424,208
Pool 545209, 6.135%, 10/1/11	24,693,472	26,129,245
Pool 545059, 6.224%, 5/1/11	22,336,591	23,600,130
Pool 545179, 6.253%, 9/1/11	16,796,354	17,838,949
Pool 323822, 6.379%, 7/1/09	1,181,027	1,204,520
Freddie Mac, 30 Year
7.50%, 10/1/08	24	25
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	8,791,457	9,068,238
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	139,997,545	143,425,010
6.00%, 4/1/13-2/1/22	172,610,676	177,969,567
6.50%, 2/1/11-9/1/18	58,657,755	61,459,993
7.00%, 11/1/08-3/1/12	973,995	1,007,169
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	66,877,047	68,140,078
6.00%, 7/1/25	15,942,513	16,477,965
6.50%, 7/1/21-10/1/26	42,287,264	43,980,811

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Freddie Mac Gold, 30 Year
6.00%, 2/1/33-3/1/35	$104,643,448	$107,993,699
6.50%, 5/1/17-9/1/37	98,567,467	101,690,983
7.00%, 4/1/31	20,045,135	21,299,877
7.90%, 2/17/21	2,407,352	2,605,552
Freddie Mac Gold, Hybrid ARM
3.333%, 9/1/33	82,089,723	81,906,479
4.147%, 1/1/35	15,257,575	15,275,399
4.166%, 3/1/35	9,772,190	9,951,894
4.32%, 8/1/34	11,318,330	11,438,811
4.407%, 9/1/35	29,890,285	29,970,807
4.41%, 1/1/35	116,938,222	118,506,407
4.498%, 4/1/35	8,067,619	8,187,008
4.597%, 4/1/36	33,624,886	34,279,933
4.67%, 8/1/35	15,238,417	15,492,960
4.719%, 2/1/34	59,457,385	59,983,646
4.724%, 8/1/35	18,489,202	18,723,374
4.829%, 2/1/35	11,180,965	11,273,221
4.85%, 10/1/35	21,174,946	21,470,953
4.855%, 1/1/36	21,481,703	21,619,584
5.129%, 1/1/36	64,299,010	65,374,707
5.168%, 5/1/37	26,983,059	27,498,591
5.297%, 1/1/37	32,744,153	33,051,645
5.339%, 7/1/37	68,781,991	69,211,831
5.463%, 3/1/37	45,565,664	46,264,580
5.547%, 4/1/37	64,670,126	65,720,588
5.846%, 8/1/36	24,936,666	25,490,081
5.914%, 1/1/36	19,741,711	20,097,666
Ginnie Mae, 15 Year 7.00%, 4/15/09	98,645	99,477
Ginnie Mae, 30 Year
7.00%, 5/15/28	1,863,718	1,996,336
7.50%, 9/15/17-5/15/25	6,139,375	6,604,959
7.80%, 6/15/20-1/15/21	1,641,164	1,776,783

		7,046,910,627
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
GSMPS Mortgage Loan Trust Series(b) 2004-4 1A4, 8.50%, 6/25/34	11,965,853	13,518,999

		7,617,898,885
ASSET-BACKED SECURITIES: 2.1%
STUDENT LOAN: 2.1%
SLM Student Loan Trust
Series 2008-3 A1, 3.602%, 1/27/14	11,000,000	10,989,682
Series 2005-10 A2, 5.094%, 4/27/15	1,510,743	1,510,184
Series 2007-8 A1, 3.561%, 7/27/15	5,240,960	5,241,746
Series 2006-7 A2, 5.074%, 10/25/16	17,666,410	17,597,636
Series 2006-8 A2, 5.084%, 10/25/16	24,450,687	24,381,737
Series 2005-2 A4, 3.411%, 4/25/17	44,360,361	43,436,711
Series 2007-2 A2, 3.331%, 7/25/17	183,175,000	179,660,769

	PAR VALUE	VALUE
Series 2007-3 A2, 3.341%, 10/25/17	$10,000,000	$9,787,186
Series 2006-4 A2, 5.084%, 4/25/18	1,823,201	1,823,041
Series 2006-3A 4, 5.164%, 7/25/19	56,000,000	54,333,104

		348,761,796
CORPORATE: 34.7%
FINANCIALS: 10.4%
Bank of America Corp.
5.30%, 3/15/17	105,000,000	104,291,880
8.00%, 12/15/26(a) (callable)	14,615,000	15,149,334
5.625%, 3/8/35(a)	21,450,000	18,008,927
6.625%, 5/23/36(a)	64,470,000	60,881,793
Boston Properties, Inc.
6.25%, 1/15/13	60,932,000	62,096,845
5.625%, 4/15/15	35,160,000	33,591,678
5.00%, 6/1/15	17,444,000	16,035,658
Capital One Financial Corp. 6.75%, 9/15/17	130,225,000	128,780,805
CIGNA Corp.
7.00%, 1/15/11	13,665,000	14,174,664
6.375%, 10/15/11	28,755,000	29,595,336
7.65%, 3/1/23	3,597,000	3,797,052
7.875%, 5/15/27	27,840,000	30,134,220
8.30%, 1/15/33	7,445,000	8,073,179
6.15%, 11/15/36	38,000,000	33,078,848
Citigroup, Inc. 6.125%, 11/21/17	77,115,000	77,001,178
Health Net, Inc. 6.375%, 6/1/17	29,050,000	26,890,394
HSBC Holdings PLC(c) (United Kingdom)
6.50%, 5/2/36	41,875,000	40,510,377
6.50%, 9/15/37	78,475,000	74,444,602
JPMorgan Chase & Co.(a)
8.75%, 9/1/30	26,480,000	29,475,471
5.875%, 3/15/35	14,625,000	12,435,126
5.85%, 8/1/35	22,090,000	18,699,384
Kaupthing Bank HF(b),(c) (Iceland) 7.125%, 5/19/16	107,308,000	72,407,575
Safeco Corp.
4.875%, 2/1/10	15,225,000	15,330,403
7.25%, 9/1/12	18,122,000	19,484,539
Travelers Cos., Inc.
8.125%, 4/15/10	21,575,000	23,214,959
5.00%, 3/15/13	17,118,000	17,594,343
5.50%, 12/1/15	14,152,000	14,088,231
6.25%, 6/20/16	44,360,000	46,009,970
5.75%, 12/15/17	36,040,000	36,444,801
Unum Group
7.625%, 3/1/11	11,496,000	12,233,629
6.85%, 11/15/15(b)	21,150,000	21,359,808
7.19%, 2/1/28	11,640,000	9,910,762
7.25%, 3/15/28	25,730,000	23,160,615
6.75%, 12/15/28	8,005,000	6,798,246

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Wachovia Corp.
5.281%, 4/23/12	$154,790,000	$141,504,684
6.00%, 11/15/17	80,000,000	78,134,720
5.75%, 2/1/18	84,060,000	82,335,425
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	8,153,671
5.00%, 12/15/14	15,685,000	14,754,534
5.25%, 1/15/16	121,540,000	114,291,841
Wells Fargo & Co. 5.625%, 12/11/17	76,035,000	77,773,236

		1,672,132,743
INDUSTRIALS: 21.1%
AT&T, Inc. 8.00%, 11/15/31	160,005,000	186,967,283
Boston Scientific Corp.
5.45%, 6/15/14	46,073,000	42,271,978
6.25%, 11/15/15	15,000,000	13,987,500
6.40%, 6/15/16	46,677,000	43,526,302
Comcast Corp.
5.30%, 1/15/14	75,090,000	73,693,176
5.85%, 11/15/15	24,985,000	24,666,691
5.90%, 3/15/16	41,765,000	41,424,406
6.50%, 1/15/17	42,020,000	42,915,866
6.30%, 11/15/17	31,370,000	31,750,518
5.875%, 2/15/18	61,380,000	59,786,391
Covidien Ltd.(b) 6.00%, 10/15/17	32,700,000	33,703,988
Cox Communications, Inc.
5.45%, 12/15/14	114,974,000	113,193,858
5.875%, 12/1/16(b)	78,390,000	77,832,412
Dillard’s, Inc.
6.625%, 11/15/08	5,060,000	5,047,350
9.50%, 9/1/09	550,000	558,250
7.13%, 8/1/18	24,015,000	18,371,475
7.75%, 7/15/26	21,666,000	16,087,005
7.75%, 5/15/27	12,903,000	9,451,448
7.00%, 12/1/28	28,825,000	19,528,938
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	54,664,811
6.00%, 10/1/12	9,875,000	10,401,910
7.375%, 11/1/29	48,884,000	52,441,973
Ford Motor Credit Co.(e)
7.375%, 2/1/11	300,248,000	250,365,098
7.25%, 10/25/11	232,790,000	191,219,293
7.80%, 6/1/12	16,625,000	13,713,530
7.00%, 10/1/13	2,070,000	1,614,639
General Electric Co. 5.00%, 2/1/13	35,039,000	36,294,202
GMAC, LLC
6.875%, 9/15/11	382,555,000	292,793,825
6.875%, 8/28/12	43,025,000	32,845,347
8.00%, 11/1/31	155,150,000	109,768,625

	PAR VALUE	VALUE
HCA, Inc.
8.75%, 9/1/10	$54,920,000	$54,920,000
7.875%, 2/1/11	54,800,000	53,841,000
6.95%, 5/1/12	141,710,000	133,207,400
6.25%, 2/15/13	39,655,000	34,499,850
6.75%, 7/15/13	29,463,000	26,074,755
5.75%, 3/15/14	28,700,000	23,677,500
6.50%, 2/15/16	19,690,000	16,588,825
Lafarge SA(c) (France) 6.50%, 7/15/16	57,790,000	55,733,924
Liberty Media Corp.
8.50%, 7/15/29	32,975,000	27,931,432
8.25%, 2/1/30	65,795,000	54,731,147
Lockheed Martin Corp.
7.65%, 5/1/16	12,795,000	15,021,036
6.15%, 9/1/36	14,154,000	14,617,996
Macy’s, Inc.
7.625%, 8/15/13	7,155,000	7,230,585
7.00%, 2/15/28	29,350,000	25,207,248
6.70%, 9/15/28	20,550,000	17,024,442
6.90%, 4/1/29	31,140,000	26,352,412
6.90%, 1/15/32	33,720,000	28,302,916
6.70%, 7/15/34	60,630,000	50,421,969
Nordstrom, Inc. 6.95%, 3/15/28	12,620,000	12,646,401
Sprint Nextel Corp. 6.00%, 12/1/16	59,445,000	46,218,487
Time Warner, Inc.
7.625%, 4/15/31	175,648,000	183,711,824
7.70%, 5/1/32	155,313,000	163,514,614
Wyeth
5.50%, 2/1/14	110,715,000	114,679,261
5.50%, 2/15/16	15,000,000	15,295,080
5.45%, 4/1/17	47,445,000	48,322,495
Xerox Corp.
9.75%, 1/15/09	17,375,000	18,052,608
7.125%, 6/15/10	77,900,000	82,087,125
6.875%, 8/15/11	52,650,000	55,059,633
6.40%, 3/15/16	34,269,000	35,452,274
7.20%, 4/1/16	17,996,000	19,312,926
6.75%, 2/1/17	46,321,000	48,897,328

		3,409,522,581
TRANSPORTATION: 3.2%
Burlington Northern Santa Fe Corp.
4.30%, 7/1/13	7,883,000	7,737,401
4.875%, 1/15/15	7,835,000	7,845,546
7.57%, 1/2/21	21,280,123	23,742,399
8.251%, 1/15/21	6,984,080	8,133,520
5.72%, 1/15/24	28,795,282	29,916,924
5.629%, 4/1/24	44,341,933	45,892,896
5.342%, 4/1/24	10,446,569	10,623,734
5.996%, 4/1/24	54,800,000	58,128,103

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2008

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
CSX Corp.
9.75%, 6/15/20	$10,272,000	$12,344,910
6.251%, 1/15/23	22,946,000	22,906,050
FedEx Corp.
6.72%, 7/15/23	23,424,120	24,631,645
7.65%, 7/15/24	2,796,980	3,128,029
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	34,101,396
9.75%, 6/15/20	14,188,000	18,578,103
Union Pacific Corp.
6.50%, 4/15/12	12,337,000	13,346,820
5.375%, 5/1/14	22,886,000	23,555,415
4.875%, 1/15/15	10,764,000	10,728,253
6.85%, 1/2/19	7,290,304	8,079,214
6.70%, 2/23/19	9,860,248	10,836,583
7.60%, 1/2/20	1,642,399	1,847,193
6.061%, 1/17/23	16,595,502	17,189,562
4.698%, 1/2/24	5,996,903	5,699,737
5.082%, 1/2/29	10,951,582	10,637,787
5.866%, 7/2/30	61,077,504	62,372,958
6.176%, 1/2/31	41,423,701	43,449,641

		515,453,819

		5,597,109,143

TOTAL FIXED INCOME SECURITIES (Cost $15,581,758,706)		$15,432,964,816

SHORT-TERM INVESTMENTS: 4.2%
COMMERCIAL PAPER: 2.7%
CIGNA Corp.(b) 4/18/08	32,500,000	32,452,423
Comcast Corp.(b) 4/10/08	50,000,000	49,963,125
Covidien Ltd.(b)
4/4/08	25,000,000	24,992,813
4/7/08	25,000,000	24,985,625
Dow Chemical Co.
4/24/08	37,500,000	37,414,948
4/28/08	32,500,000	32,413,469
Rohm and Haas Co.(b) 4/1/08	29,000,000	29,000,000
Time Warner, Inc.(b)
5/2/08	25,000,000	24,938,000
5/27/08	25,000,000	24,872,833
Travelers Cos., Inc.(b) 4/11/08	25,000,000	24,979,167
UBS Finance (Delaware) LLC(c) (Switzerland) 4/8/08	50,000,000	49,970,882

	PAR VALUE	VALUE
WellPoint, Inc.(b)
4/1/08	$30,000,000	$30,000,000
4/3/08	25,000,000	24,995,486
5/9/08	25,000,000	24,920,042

		435,898,813
MONEY MARKET FUND: 0.1%
SSgA Prime Money Market Fund	16,148,740	16,148,740

REPURCHASE AGREEMENT: 1.4%
Fixed Income Clearing Corporation(d) 2.15%, 4/1/08, maturity value $233,508,945	233,495,000	233,495,000

TOTAL SHORT-TERM INVESTMENTS (Cost $685,542,553)		$685,542,553

TOTAL INVESTMENTS (Cost $16,267,301,259)	99.8%	$16,118,507,369
OTHER ASSETS LESS LIABILITIES	0.2%	27,780,196

NET ASSETS	100.0%	$16,146,287,565

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2008, all such securities in total represented $589,587,107 or 3.7% of net assets.

(c)	Security issued by a foreign entity, denominated in U.S. dollars
(d)	Repurchase agreement is collateralized by Fannie Mae 3.25%, 8/15/08 and Freddie Mac 0.00%-3.625%, 8/4/08-9/15/08. Total collateral value is $238,166,538.
(e)	Subsidiary (see Note below)

Note: Except as noted, investments are grouped by parent company. Actual securities may be issued by the listed parent company or one of its subsidiaries.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

DUS: Delegated Underwriting and Servicing

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Valuation measurements. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1: Quoted prices in active markets for identical securities
•	Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1: Quoted Prices	$1,434,641,805
Level 2: Other Significant Observable Inputs	14,683,865,564
Level 3: Significant Unobservable Inputs	—

Total	$16,118,507,369

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2008, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized depreciation aggregated $148,793,890, of which $260,922,659 represented appreciated securities and $409,716,549 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant‘s principal executive officer and principal financial officer are aware of no changes in the registrant‘s internal control over financial reporting that occurred during the registrant‘s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/S/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date May 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/S/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/S/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date May 27, 2008